Summary of Significant Accounting Policies Investement and Development Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investment and Development
Investment and development expenses	$ 1,285	[1]	$ 1,781	[1]	$ 422	[1]
Colonial Properties Trust
Investment and Development
Investment and development expenses	$ 1,285		$ 1,781		$ 422

[1]	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.